Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024

Machinery	$742,909	$744,632
Vehicles	80,568	224,727
Electric equipment	143,325	144,048
Office equipment	76,505	76,890
Leasehold improvement	1,559,764	1,560,897
Total property plant and equipment, at cost	2,603,071	2,751,194
Less: accumulated depreciation	(2,027,478)	(2,023,316)
Less: impairment provision	(397,032)	(399,033)
Total property, plant and equipment, net	$178,561	$328,845